Other Strategic Investments (Details) - USD ($)		12 Months Ended
	Oct. 24, 2017	Dec. 31, 2017
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Purchase price		$ 12,500,000
Acquired IPR&D written off		16,372,476
RevitaLid, Inc. [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Purchase price	$ 12,500,000
Transaction costs	681,952
Fair value of acquired IPR&D	12,500,000
Net deferred tax assets and liabilities	3,872,476
Acquired IPR&D written off	$ 16,372,476
Reduction in deferred tax liability		5,566,642
RevitaLid, Inc. [Member] | Research and development
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Acquired IPR&D written off		$ 16,372,476